LEASES - Other Information about Lease (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease, weighted-average remaining lease term (in years)	4 years 8 months 12 days	5 years 8 months 12 days
Finance lease, weighted-average remaining lease term (in years)	49 years 4 months 24 days	50 years 2 months 12 days
Operating lease, weighted-average discount rate (as a percentage)	8.00%	8.00%
Finance lease, weighted-average discount rate (as a percentage)	9.40%	13.50%